Related Party Information (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	2013	2012	2011
	(in millions)
Net sales	$718	$747	$1,010

Cost of goods sold	$505	$653	$539

	12/31/2013	12/31/2012
	(in millions)
Trade receivables	$83	$120

Trade payables	$162	$149